Basis of presentation and summary of significant accounting policies - Impairment of Long-Lived Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Impairment of long-lived assets	$ 0	$ 0